Supplemental Condensed Consolidating Schedule of Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended															12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Total revenue	$ 995							$ 1,024								$ 4,263	$ 4,440		$ 4,437
Costs and expenses:
Cost of sales and administrative expenses (excluding depreciation)	779							800								3,132	3,349		3,302
Depreciation and amortization	73	[1]						71	[1]							287	271		278
Amortization of acquisition-related intangible assets	87							101								385	435		448
Goodwill impairment charges					385					48						385	48		205
Total costs and expenses	939							972								4,189	4,103		4,233
Operating income (loss)	56							52								74	337		204
Net interest income (expense)	(108)							(122)								(427)	(521)		(636)
Other income (expense)	(4)							(13)								(82)	(3)		(51)
Income (loss) from continuing operations before income taxes	(56)							(83)								(435)	(187)		(483)
Benefit from (provision for) income taxes	9							7								38	118		69
Income (loss) from continuing operations	(47)		54		(367)	[2]	(8)	(76)		79	[3]	(40)		(30)	(78)	(397)	(69)		(414)
Income (loss) from discontinued operations, net of tax			15		5			311	[4]	15		(107)	[5]	(43)	55	331	(80)		(156)
Net income (loss)	(47)		69	[6]	(362)	[2]	(8)	235	[4]	94	[3]	(147)	[5]	(73)	(23)	(66)	(149)		(570)
Comprehensive income (loss)	(91)							271								(23)	(166)		(478)
Parent
Costs and expenses:
Cost of sales and administrative expenses (excluding depreciation)	23							25								80	132		109
Amortization of acquisition-related intangible assets																1	1		1
Total costs and expenses	23							25								81	133		110
Operating income (loss)	(23)							(25)								(81)	(133)		(110)
Net interest income (expense)	(101)							(114)								(398)	(489)		(591)
Equity in earnings of unconsolidated subsidiaries	41							160	[7]							71	384	[8]	(84)	[8]
Other income (expense)	(5)							(15)								(82)	4		(57)
Income (loss) from continuing operations before income taxes	(88)							6								(490)	(234)		(842)
Benefit from (provision for) income taxes	41							10								199	220		272
Income (loss) from continuing operations	(47)							16								(291)	(14)		(570)
Income (loss) from discontinued operations, net of tax								219								225	(135)		0
Net income (loss)	(47)							235								(66)	(149)		(570)
Comprehensive income (loss)	(91)							271								(23)	(166)		(478)
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Total revenue	692							713								2,929	2,986		2,985
Costs and expenses:
Cost of sales and administrative expenses (excluding depreciation)	509							534								2,094	2,170		2,103
Depreciation and amortization	49							48								193	183		193
Amortization of acquisition-related intangible assets	71							84								317	348		373
Goodwill impairment charges																385	48		205
Total costs and expenses	629							666								2,989	2,749		2,874
Operating income (loss)	63							47								(60)	237		111
Net interest income (expense)																(1)	(1)		(2)
Equity in earnings of unconsolidated subsidiaries	8							27	[7]							132	121	[8]	(109)	[8]
Other income (expense)																(1)			3
Income (loss) from continuing operations before income taxes	71							74								70	357		3
Benefit from (provision for) income taxes	(30)							(3)								(101)	(33)		(117)
Income (loss) from continuing operations	41							71								(31)	324		(114)
Income (loss) from discontinued operations, net of tax								89								102	60		30
Net income (loss)	41							160								71	384		(84)
Comprehensive income (loss)	1							185								100	392		(27)
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Total revenue	381							398								1,704	1,876		1,832
Costs and expenses:
Cost of sales and administrative expenses (excluding depreciation)	325							328								1,328	1,469		1,470
Depreciation and amortization	24							23								94	88		85
Amortization of acquisition-related intangible assets	16							17								67	86		74
Total costs and expenses	365							368								1,489	1,643		1,629
Operating income (loss)	16							30								215	233		203
Net interest income (expense)	(7)							(8)								(28)	(31)		(43)
Other income (expense)	1							2								1	(7)		3
Income (loss) from continuing operations before income taxes	10							24								188	195		163
Benefit from (provision for) income taxes	(2)															(60)	(69)		(86)
Income (loss) from continuing operations	8							24								128	126		77
Income (loss) from discontinued operations, net of tax								3								4	(5)		(186)
Net income (loss)	8							27								132	121		(109)
Comprehensive income (loss)	(26)							49								157	128		(47)
Eliminations
Condensed Financial Statements, Captions [Line Items]
Total revenue	(78)							(87)								(370)	(422)		(380)
Costs and expenses:
Cost of sales and administrative expenses (excluding depreciation)	(78)							(87)								(370)	(422)		(380)
Total costs and expenses	(78)							(87)								(370)	(422)		(380)
Equity in earnings of unconsolidated subsidiaries	(49)							(187)	[7]							(203)	(505)	[8]	193	[8]
Income (loss) from continuing operations before income taxes	(49)							(187)								(203)	(505)		193
Income (loss) from continuing operations	(49)							(187)								(203)	(505)		193
Net income (loss)	(49)							(187)								(203)	(505)		193
Comprehensive income (loss)	$ 25							$ (234)								$ (257)	$ (520)		$ 74

[1]	Includes amortization of capitalized software.
[2]	Includes a pre-tax goodwill impairment charge of $385 million.
[3]	Includes a $48 million goodwill impairment charge related to the correction in 2011 of an incorrect adjustment in 2009 to reduce goodwill and deferred income tax liabilities (see Notes 1 and 6).
[4]	Includes a pre-tax gain on sale of HE of $563 million.
[5]	Includes a $133 million deferred income tax expense related to the book-over-tax basis difference of a HE subsidiary that was classified as discontinued operations.
[6]	Includes reversal of $20 million of income taxes on non-U.S. unremitted earnings, and a $6 million benefit relating to the correction of accrued and deferred income taxes.
[7]	The Supplemental Condensed Consolidating Schedule of Comprehensive Income for Parent Company and Guarantor Subsidiaries for the three months ended March 31, 2012 has been revised to present all equity in earnings of unconsolidated subsidiaries in a single caption within Other income (expense). The portion of equity in earnings of unconsolidated subsidiaries which related to the investees' income (loss) from discontinued operations had previously been presented separately in the Income (loss) from discontinued operations, net of tax caption for the Parent Company and Guarantor Subsidiaries. This revision has also been reflected in the Net income (loss) and Income (loss) from discontinued operations captions in the Supplemental Condensed Consolidating Schedule of Cash Flows for Parent Company and Guarantor Subsidiaries for the same periods.
[8]	The Supplemental Condensed Consolidating Schedule of Comprehensive Income for Parent Company and Guarantor Subsidiaries for 2011 and 2010 have been revised to present all equity in earnings of unconsolidated subsidiaries in a single caption within Other income (expense). The portion of equity in earnings of unconsolidated subsidiaries which related to the investees income (loss) from discontinued operations had previously been presented separately in the Income (loss) from discontinued operations, net of tax caption for the Parent Company and Guarantor Subsidiaries. This revision has also been reflected in the Net income (loss) and Income (loss) from discontinued operations captions in the Supplemental Condensed Consolidating Schedule of Cash Flows for Parent Company and Guarantor Subsidiaries for the same periods.